Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 524,135	$ 143,098
Digital currencies	995,652	252,903
Prepaid expense	31,875	24,008
Total current assets	1,551,662	420,009
Other assets:
Property and equipment, net	230	1,344
Total other assets	230	1,344
Total Assets	1,551,892	421,353
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	26,288	28,324
Accrued compensation	350,376	416,935
Convertible notes payable, net	131,941	159,854
Total current liabilities	508,605	605,113
Stockholders' equity (deficit):
Common stock, 975,000,000 shares authorized at $0.001 par value, 42,011,617 and 19,831,521 shares issued and outstanding at December 31, 2020 and 2019, respectively	42,010	19,830
Additional paid in capital	120,541,135	116,780,174
Accumulated deficit	(119,539,887)	(116,983,793)
Total stockholders' equity (deficit)	1,043,287	(183,760)
Total Liabilities and stockholders' equity (deficit)	1,551,892	421,353
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value	29	29
Total stockholders' equity (deficit)	$ 29	$ 29